Net Investment In Finance And Sales-type Leases (Components Of The Net Investment In Finance And Sales-type Leases) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) agreement	Dec. 31, 2015 USD ($)
Net Investment In Finance And Sales-type Leases [Abstract]
Future minimum lease payments to be received	$ 708,934,000	$ 533,879,000
Estimated residual values of leased flight equipment (unguaranteed)	321,739,000	164,123,000
Less: Unearned income	(274,791,000)	(228,804,000)
Net investment in finance and sales-type leases, before allowance for credit losses	755,882,000	469,198,000
Less: Allowance for credit losses	0	0
Net investment in finance and sales-type leases	$ 755,882,000	$ 469,198,000
Number of finance leases, written off for credit losses | agreement	4
Provision for credit losses on finance leases	$ 11,100,000